Shareholder Report, Holdings (Details)	Jun. 30, 2024
Institutional Class | Ford Motor Credit Co LLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Institutional Class | T-Mobile USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Institutional Class | General Motors Financial Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Institutional Class | Hyundai Capital America [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Institutional Class | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Institutional Class | United Kingdom Gilt [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Institutional Class | HCA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Institutional Class | Nasdaq Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Institutional Class | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Institutional Class | CaixaBank SA [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Institutional Class | Banking [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
Institutional Class | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
Institutional Class | Automotive & Auto Parts [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Institutional Class | Healthcare [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Institutional Class | Homebuilders/Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Institutional Class | Telecommunications [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Institutional Class | Food/Beverage/Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Institutional Class | Transportation Excluding Air/Rail [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	32.90%
Institutional Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	85.20%
Institutional Class | Bank Loans [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
Institutional Class | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Institutional Class | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Institutional Class | Forwards [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Institutional Class | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Supra Institutional Class | Ford Motor Credit Co LLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Supra Institutional Class | T-Mobile USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Supra Institutional Class | General Motors Financial Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Supra Institutional Class | Hyundai Capital America [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Supra Institutional Class | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Supra Institutional Class | United Kingdom Gilt [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Supra Institutional Class | HCA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Supra Institutional Class | Nasdaq Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Supra Institutional Class | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Supra Institutional Class | CaixaBank SA [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Supra Institutional Class | Banking [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
Supra Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
Supra Institutional Class | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
Supra Institutional Class | Automotive & Auto Parts [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Supra Institutional Class | Healthcare [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Supra Institutional Class | Homebuilders/Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Supra Institutional Class | Telecommunications [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Supra Institutional Class | Food/Beverage/Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Supra Institutional Class | Transportation Excluding Air/Rail [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Supra Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	32.90%
Supra Institutional Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	85.20%
Supra Institutional Class | Bank Loans [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
Supra Institutional Class | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Supra Institutional Class | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Supra Institutional Class | Forwards [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Supra Institutional Class | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Supra Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Institutional Class | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Institutional Class | CCO Holdings LLC / CCO Holdings Capital Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Institutional Class | Venture Global LNG Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Institutional Class | Cloud Software Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Institutional Class | Crescent Energy Finance LLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Institutional Class | Carnival Holdings Bermuda Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Institutional Class | Burford Capital Global Finance LLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Institutional Class | Harvest Midstream I LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Institutional Class | Mauser Packaging Solutions Holding Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Institutional Class | Icahn Enterprises LP / Icahn Enterprises Finance Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
Institutional Class | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Institutional Class | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Institutional Class | Homebuilders/Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Institutional Class | Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Institutional Class | Super Retail [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Institutional Class | Telecommunications [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Institutional Class | Healthcare [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Institutional Class | Cable/Satellite TV [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	46.30%
Institutional Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	73.50%
Institutional Class | Bank Loans [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
Institutional Class | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Supra Institutional Class | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Supra Institutional Class | CCO Holdings LLC / CCO Holdings Capital Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Supra Institutional Class | Venture Global LNG Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Supra Institutional Class | Cloud Software Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Supra Institutional Class | Crescent Energy Finance LLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Supra Institutional Class | Carnival Holdings Bermuda Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Supra Institutional Class | Burford Capital Global Finance LLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Supra Institutional Class | Harvest Midstream I LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Supra Institutional Class | Mauser Packaging Solutions Holding Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Supra Institutional Class | Icahn Enterprises LP / Icahn Enterprises Finance Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Supra Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
Supra Institutional Class | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Supra Institutional Class | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Supra Institutional Class | Homebuilders/Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Supra Institutional Class | Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Supra Institutional Class | Super Retail [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Supra Institutional Class | Telecommunications [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Supra Institutional Class | Healthcare [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Supra Institutional Class | Cable/Satellite TV [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Supra Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	46.30%
Supra Institutional Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	73.50%
Supra Institutional Class | Bank Loans [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
Supra Institutional Class | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Supra Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Supra Institutional Class | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Supra Institutional Class | Ford Motor Credit Co LLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Supra Institutional Class | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Supra Institutional Class | RCI Banque SA [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Supra Institutional Class | CaixaBank SA [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Supra Institutional Class | BPCE SA [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Supra Institutional Class | Hyatt Hotels Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Supra Institutional Class | Bank of Ireland Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Supra Institutional Class | Leasys SPA [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Supra Institutional Class | General Motors Financial Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Supra Institutional Class | Banking [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
Supra Institutional Class | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
Supra Institutional Class | Automotive & Auto Parts [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
Supra Institutional Class | Homebuilders/Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Supra Institutional Class | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Supra Institutional Class | Telecommunications [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Supra Institutional Class | Healthcare [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Supra Institutional Class | Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Supra Institutional Class | Food/Beverage/Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Supra Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%